Other revenues and expenses - Schedule of Cost of Revenue, Operating Expenses, and Employee Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Expense By Nature [Line Items]
Cost of components	$ 24,725	$ 22,574	$ 17,970
Wages and benefits	29,915	26,111	22,874
Share-based payment expenses	1,638	1,122	867
Foreign exchange gains and losses related to hedges of euro	1,401	(593)	(249)
Wages and salaries	21,535	18,996	16,555
Social security costs and other payroll taxes	6,584	5,805	5,219
Other benefits	58	100	93
Pension costs	100	88	140
Expense for defined contributions plans	1,230	1,077	957
Included in cost of revenue:
Expense By Nature [Line Items]
Cost of components	22,137	20,277	15,343
Depreciation and impairment	1,037	1,270	905
Amortization of intangible assets	157	157	0
Wages and benefits	2,233	2,374	1,571
Share-based payment expenses	7	11	17
Assembly services, royalties and other	1,551	1,507	1,615
Included in operating expenses (between gross profit and operating result):
Expense By Nature [Line Items]
Depreciation and impairment	1,723	1,811	2,472
Amortization of intangible assets	2,658	2,057	1,897
Wages and benefits	26,044	22,615	20,436
Share-based payment expenses	1,631	1,111	850
Foreign exchange gains and losses related to hedges of euro	99	12	296
Other, net	$ 8,511	$ 12,121	$ 10,767